Vessel Operating Expenses	12 Months Ended
Dec. 31, 2011
Notes To Consolidated Financial Statements [Abstract]
Vessel Operating Expenses [Text Block]

12. Vessel Operating Expenses

Vessel operating expenses are comprised of the following:
	Year Ended
	December 31,
	2009	2010	2011
Crew wages and related costs	$10,055	$11,441	$13,196
Insurance	2,112	1,880	2,260
Repairs, maintenance and drydocking costs	994	1764	2,108
Spares, stores and provisions	2,845	3947	4,055
Lubricants	2,451	2808	3,059
Taxes	140	178	212
Miscellaneous	1,031	1,110	1,176
Total	$19,628	$23,128	$26,066